Fair Value Measurements - Additional information (Details) - USD ($)		1 Months Ended	3 Months Ended
	Mar. 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Exercise price of warrant	$ 0.01		$ 0.01	$ 0.01
Warrants exercised in cash			$ 30,010
Seaport Group SIBS, LLC
Fair Value Measurements
Debt conversion converted instrument shares issued	5,350,000
Number of warrants converted to common stock	3,000,000		3,000,000
Exercise price of warrant	$ 0.01		$ 0.01
Warrants exercised in cash	$ 30,000
Seaport Group SIBS, LLC | Subsequent Events
Fair Value Measurements
Stock Issued During Period, Shares, Warrants Exercised		3,000,000